Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,615,000	$ 983,000	$ 634,000
Accounts receivable, net of allowance of $280,000 and $230,000 and $0, respectively	1,212,000	1,271,000	1,000
Inventory, net of allowance of $0 and $2,000, $2,000 respectively	74,000	103,000
Prepaid expenses	249,000	236,000	83,000
Total current assets	3,150,000	2,593,000	718,000
Right-of-use assets, net of accumulated amortization of $484,000 and $349,000, $349,000 respectively	3,140,000	3,275,000
Deferred offering costs			162,000
Property and equipment, net of accumulated depreciation of $202,000 and $164,000 and $97,000, respectively	803,000	720,000	11,000
Intangible assets, net of accumulated amortization of $1,300,000 and $975,000, $975,000, respectively	5,040,000	5,365,000
Goodwill	16,337,000	16,337,000
Other assets	115,000	69,000	7,000
Total assets	28,585,000	28,359,000	898,000
Current liabilities:
Accounts payable and accrued expenses	4,569,000	4,338,000	1,148,000
Accrued officers' salary	207,000	207,000	188,000
Accrued interest - related parties	107,000	82,000	46,000
Advance on future receipts, net of discount of $137,000 and $274,000, $274,000 respectively	457,000	732,000
Notes payable - related party	937,000	112,000	112,000
Convertible notes payable, net of discount of $0 and $1,082,000, respectively			818,000
Operating lease liability, current	505,000	391,000
Deferred incentive compensation, current	521,000
Deferred revenue and customer deposits	261,000	306,000
Derivative liability	6,907,000	5,048,000	2,576,000
Total current liabilities	14,471,000	11,216,000	4,888,000
Long Term liabilities:
Note payable - related party, non-current	240,000	1,065,000	1,065,000
Deferred incentive compensation to officers	521,000	1,042,000
Operating lease liability, non-current	3,432,000	3,591,000
Total liabilities	18,664,000	16,914,000	5,953,000
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 15,000,000 shares authorized: Series A Convertible Preferred Stock, 6,000 shares authorized; 3,246, 4,396 and 0 issued and outstanding as of March 31, 2020, December 31, 2019 and 2018
Common stock, $0.0001 par value, 200,000,000 shares authorized, 24,496,197 and 12,055,491 shares issued and outstanding as of March 31, 2020, December 31, 2019 and 2018	3,000	2,000	1,000
Additional paid-in capital	68,449,000	68,028,000	35,611,000
Accumulated deficit	(58,531,000)	(56,585,000)	(40,667,000)
Total stockholders' equity (deficit)	9,921,000	11,445,000	(5,055,000)
Total liabilities and stockholders' equity (deficit)	$ 28,585,000	$ 28,359,000	$ 898,000